Note 19 - Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter ended
Fiscal year ended October 31, 2021	January 31	April 30	July 31	October 31
Net sales	$11,876,573	$15,741,114	$15,634,760	$15,883,847
Gross profit	2,309,390	4,819,216	4,090,246	5,055,227
Selling, general & administrative expenses	4,307,924	4,589,592	4,530,563	4,811,073
Income (loss) before income taxes	(2,173,816)	3,391,775	5,376,535	(3,876)
Net income (loss)	(2,141,480)	3,385,159	5,372,767	(5,930)
Basic and diluted net income (loss) per share	$(0.29)	$0.45	$0.71	$0.00
	Quarter ended
Fiscal year ended October 31, 2020	January 31	April 30	July 31	October 31
Net sales	$12,887,396	$14,863,428	$13,639,169	$13,887,407
Gross profit	2,404,140	3,996,750	3,472,161	4,213,327
Selling, general & administrative expenses	4,824,124	5,549,501	4,559,970	4,311,907
Loss before income taxes	(2,586,855)	(1,684,130)	(1,428,838)	(403,360)
Net loss	(2,591,888)	(1,689,181)	(1,433,830)	(406,325)
Basic and diluted net loss per share	$(0.35)	$(0.23)	$(0.20)	$(0.06)